SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2014
Accounting Policies [Line Items]
2015	$ 20,000
2016	20,000
2017	20,000
2018	20,000
Thereafter	46,666
Total	$ 126,666